CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED BALANCE SHEETS
Unbilled receivables	$ 89,749	$ 109,475
Non-convertible notes payable, current accrued interest	$ 9,904	16,458
Non-convertible notes payable, non-current accrued interest		$ 16,458
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	5,121,607	4,910,815
Common stock, shares outstanding	5,121,607	4,854,302
Treasury stock, at cost, shares held	0	56,513